SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	6 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Intangible assets useful lives	10 years
Contract liabilities	$ 0	$ 7,772,227
PRC [Member]
Cash	70,000.00
Hong Kong [Member]
Cash	60,000.00
Cash at bank	$ 11,200,000	11,700,000
Course fees [Member]
Deferred revenue		7,500,000
Readiness Training Services [Member]
Deferred revenue		300,000
Land use rights [Member]
Estimated useful lives of the assets	50 years
Conolidated Balance Sheet [Member]
Contract liabilities		$ 780,000
Common Stocks
Cash	$ 12,200,000
Descriptions of value added tax	The VAT rates applicable to the Company’s PRC subsidiaries and contractually controlled entities ranged from 3% to 6%
Consulting fees, Descriptions	As a result of performing the above-mentioned services, the Company is entitled to receive 30% to 50% of such student tuitions depending on the universities / colleges and the jointly managed academic programs, which are collected first by Chinese host universities / colleges from enrolled students at the beginning of each academic school year, and then remitted to the Company
Overseas study consulting service fees descriptions	90% of the consulting service fee collected is non-refundable and is recognized ratably as revenue over the service period, while 10% of the consulting fee is refundable and is deferred and recognized as revenue when students are successfully admitted by foreign institution and student visas are granted